Events after reporting period	12 Months Ended
Dec. 31, 2023
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]	Events after the reporting period
On 14 February 2024 bp announced that it had agreed to form a new joint venture in Egypt with ADNOC (bp 51%, ADNOC 49%). As part of the agreement bp will contribute its interests in three non-operated development concessions as well as exploration agreements in Egypt, and ADNOC will make a proportionate cash contribution. Formation of the joint venture and completion of these transactions is subject to regulatory approval. From 14 February 2024 the associated carrying values of these interests have been determined to meet the criteria to be classified as assets held for sale under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. The carrying value of fixed assets associated with these interests at 31 December 2023 was $1.4 billion. The impacts are expected to be reflected in the group’s first quarter 2024 interim financial statements.